CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Stock Options Oustanding [Table Text Block]
Number of	Exercise	Expiry Date
Options	Price

108,000	CDN$0.50	March 5, 2017
162,000	CDN$0.15	March 12, 2017
54,000	CAD$0.50	June 1, 2020
63,000	CDN$0.15	June 1, 2020
48,000	CDN$0.225	June 1, 2020
90,000	CDN$0.50	July 1, 2020
30,000	CDN$0.50	March 1, 2021
100,000	CDN$0.225	March 1, 2021
108,000	CDN$0.15	June 10, 2021
382,000	CDN$0.15	December 31, 2022
250,000	CDN$0.20	October 8, 2025
400,000	CDN$0.40	May 5, 2026
125,000	CDN$0.65	July 25, 2021

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	December 31, 2016		December 31, 2015		December 31, 2014
		Weighted		Weighted		Weighted
	Number	Average	Number	Average	Number	Average
	of	Exercise	of	Exercise	of	Exercise
	Options	Price	Options	Price	Options	Price
Outstanding, beginning of year	2,235,000	$0.16	2,426,000	$0.43	2,489,000	$1.03
Granted	525,000	$0.36	250,000	$0.15	108,000	$0.43
Exercised	(408,000)	$0.12	—	—	—	—
Cancelled/Expired	(432,000)	$0.16	(441,000)	$0.36	(171,000)	$1.90
Outstanding, end of year	1,920,000	$0.23	2,235,000	$0.16	2,426,000	$0.43

Exercisable, end of year	1,920,000	$0.23	2,235,000	$0.16	2,426,000	$0.43

Schedule of Share-based Compensation, Stock Options Black-Scholes Valuation Assumptions [Table Text Block]
	2016	2015	2014

Risk-free interest rate	1.75%	1.75%	1.75%
Expected life	4 to 7.5 years	7.5 years	7.5 years
Annualized volatility	61% - 65%	68%	95%
Dividend rate	—	—	—

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Number of Warrants	Exercise Price	Expiry Date
1,397,000	CAD$0.65	August 25, 2017

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
	2016		2015	2014

Balance, beginning of period	—		—	964.500	CAD$1.00
Issued	1,397,000	CAD$0.65	—	—
Exercised	—		—	—
Expired	—		—	(964,500)
Balance, end of period	1,397,000	CAD$0.65	—	—

Amended Stock Options [Member]
Schedule of Share-based Compensation, Stock Options Black-Scholes Valuation Assumptions [Table Text Block]
	2016	2015	2014

Risk-free interest rate	N/A	0.26% - 1.64%	1.25%
Expected life	N/A	0.8 to 5 years	5.0 years
Annualized volatility	N/A	58% - 74%	45%
Dividend rate	N/A	—	—